Schedule of Components of Income Tax Expense (Benefit) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Income Tax (Expense) Benefit	€ (125)	€ (124)	€ (140)
Deferred Income Tax (Expense) Benefit	(65)	(52)	293
Sub total deferred income tax (expense) benefit	(9)	6	(255)
Income tax (expense) benefit	(135)	(118)	(395)
FRANCE [Member]
Current Income Tax (Expense) Benefit	(101)	(102)	(95)
Deferred Income Tax (Expense) Benefit	(2)	(2)	0
UNKNOWN COUNTRY [Member]
Current Income Tax (Expense) Benefit	(24)	(22)	(45)
Deferred Income Tax (Expense) Benefit	€ (7)	€ 8	€ (255)